Contract Liabilities	6 Months Ended
Jun. 30, 2023
Contract Liabilities
Contract Liabilities

12) Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of the acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight-line basis over the 12 years’ contract period that expired in March 2023 and August 2023, respectively.

		Amortization for		Amortization for
	Balance of	the year ended	Balance of	the six Months	Balance of
	December 31,	December 31,	December 31,	ended June 30,	June 30,
(U.S. Dollars in thousands)	2021	2022	2022	2023	2023
Contract liabilities:
Unfavourable contract rights	$(2,169)	$1,518	$(651)	$583	$(68)
Total amortization income		$1,518		$583

Accumulated amortization for contract liabilities was $18.1 million and $17.6 million as of June 30, 2023 and December 31, 2022, respectively. The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)
2023 (excluding the six months ended June 30, 2023)	$(68)
2024	—
2025	—
2026	—
2027	—
2028	—
Total	$(68)